UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10479

                         UBS EVENT & EQUITY FUND L.L.C.
               (Exact name of registrant as specified in charter)

                     1285 AVENUE OF THE AMERICAS, 37TH FLOOR
                               NEW YORK, NY 10019
               (Address of principal executive offices) (Zip code)

                                   JAMES DWYER
                        C/O UBS FINANCIAL SERVICES, INC.
                           1285 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10019
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-882-5819

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                    UBS EVENT & EQUITY FUND, LLC
                                                SCHEDULE OF INVESTMENTS IN FUNDS
                                                                     (UNAUDITED)
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                                                                  MARCH 31, 2006

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                                                                                                UNREALIZED GAIN
                                                                               % OF MEMBERS       (LOSS) FROM
INVESTMENT FUND                                   COST           FAIR VALUE      CAPITAL          INVESTMENT         LIQUIDITY
--------------------------------------------------------------------------------------------------------------------------------
Amber Fund (Cayman), LTD                     $ 17,500,000      $ 18,872,268         5.19%         $ 1,372,268        Quarterly
Aspen Partners, L.P. Series A                     427,000         3,693,637         1.02            1,108,101        Annually
Brookdale International Partners, L.P.         12,750,000        13,908,916         3.83              511,461        Quarterly
Canyon Value Realization Fund, L.P.            13,500,000        19,831,726         5.47              602,807        Annually
Cycladic Cayalyst Fund, L.P.                   12,000,000        14,291,487         1.60            1,369,404        Quarterly
Cycladic Cayalyst Fund, LTD                     5,000,000         5,815,293         3.94              556,758        Quarterly
Gracie Capital L.P.*                           11,000,000        16,530,037         4.56              852,374        Annually
Harbinger Capital Partners Fund I, L.P.        14,000,000        23,288,176         6.42            1,246,437        Quarterly
Jana Partners Fund, L.P.                       15,000,000        15,534,228         4.28              534,228        Quarterly
Jana Piranha Fund, L.P.                         6,000,000         6,159,347         1.70              159,347        Quarterly
LaGrange Capital Partners, L.P.                11,000,000        13,452,436         3.71            1,034,147        Annually
Marathon Special Opportunity Fund L.P.          5,000,000         5,195,825         1.43              195,825        Annually
North Run Master, L.P.                         13,000,000        15,898,989         4.38              750,041        Quarterly
OZ Domestic Partners, L.P.                     22,500,000        31,214,486         8.60            1,272,594        Annually
Para Partners, L.P.                            13,000,000        17,154,894         4.74              730,745        Quarterly
Seneca Capital, L.P.                           14,000,000        22,264,578         6.14            1,453,265        Annually
Stadia Capital Partners (QP), L.P.             16,300,000        22,399,735         6.17            1,605,833        Quarterly
Steel Partners Japan Strategic Fund L.P.       10,000,000        10,318,737         2.84              318,737        Quarterly
Tala Partners II, L.P.                          9,000,000         9,844,494         2.71              809,493       Semi-Annual
The Children's Investment Fund, L.P.           11,000,000        14,153,351         3.90            1,814,651        Annually
Trilogy Financial Partners, L.P.               15,000,000        19,673,933         5.42              940,635        Quarterly
Wesley Capital QP, L.P.                        17,000,000        21,947,722         6.05            1,136,370        Quarterly
Whitney New Japan Partners, L.P.               10,000,000        17,921,897         4.94           (2,529,840)       Quarterly
Redeemed Investment Funds                              --                --           --               15,477
                                            -------------      ------------        -----         ------------
TOTAL                                       $ 273,977,000      $359,366,192        99.04%        $ 17,861,158
                                            =============      ============        =====         ============

*Gracie  Capital,  L.P.  incentive  allocation  is 20% of net profits  earned,  until a 30% return is achieved,  then the  incentive allocation becomes 30% of net


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30A-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS EVENT & EQUITY FUND L.L.C.
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By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30,2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas Lindgren
                         -------------------------------------------------------
                             Douglas Lindgren, Principal Executive Officer
                             (principal executive officer)

Date    May 30,2006
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By (Signature and Title)*    /s/ Michael Mascis
                         -------------------------------------------------------
                             Michael Mascis, Principal Accounting Officer
                             (principal financial officer)

Date    May 30,2006
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* Print the name and title of each signing officer under his or her signature.